Net Income (loss) per Share	12 Months Ended
Dec. 31, 2010
Net Income (loss) per Share [Abstract]
Net Income (loss) per Share
15. Net Income (loss) per Share
     The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Years ended December 31,
	2008	2009	2010
Income (numerator):
Net income (loss) from continuing operations	$(470,167,005)	$(98,120,236)	$103,186,528

Net income (loss) from discontinued operations	(300,670,962)	(111,612,420)	83,077,575

Income attributable to Focus Media Holding Limited Shareholders	$(770,687,526)	$(213,257,044)	$184,273,477

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	643,989,522	651,654,345	707,846,570
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	—	—	23,811,695

Weighted average ordinary shares outstanding used in computing diluted income per share	643,989,522	651,654,345	731,658,265

Income (loss) per share from continuing operations — basic	$(0.73)	$(0.15)	$0.15

Income (loss) per share from continuing operations — diluted	$(0.73)	$(0.15)	$0.14

Income (loss) per share from discontinued operations — basic	$(0.47)	$(0.17)	$0.12

Income (loss) per share from discontinued operations — diluted	$(0.47)	$(0.17)	$0.11

Net income per share — basic	$(1.20)	$(0.33)	$0.26

Net income per share — diluted	$(1.20)	$(0.33)	$0.25

     For the years ended December 31, 2008, 2009 and 2010 the Group had 32,840,540, 15,642,620 and 7,036,260 share options and nil, 36,448,980 and 13,620,000 restricted shares outstanding, respectively, which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted net income per share in the years presented, as their effects would have been anti-dilutive.